Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2024	Sep. 30, 2023
Non-current assets
Goodwill	€ 1,576,895	€ 1,593,917
Intangible assets (other than goodwill)	1,676,609	1,705,736
Property, plant and equipment	303,871	286,053
Right-of-use assets	164,121	122,984
Other assets	50,621	38,234
Total non-current assets	3,772,117	3,746,924
Current assets
Inventories	650,963	595,092
Right to return assets	1,395	1,132
Trade and other receivables	200,206	91,764
Current tax assets	9,734	10,361
Other current assets	37,650	37,789
Cash and cash equivalents	175,728	344,408
Total current assets	1,075,676	1,080,546
Total assets	4,847,793	4,827,470
Shareholders' equity
Ordinary shares	0	182,721
Share premium	2,524,149	1,894,384
Treasury shares	(343,645)
Other capital reserve	69,092	65,394
Retained earnings	290,473	225,976
Accumulated other comprehensive income	14,033	32,114
Total shareholders' equity	2,554,102	2,400,589
Non-current liabilities
Loans and borrowings	1,298,763	1,815,695
Tax receivable agreement liability	345,302
Lease liabilities	139,203	103,049
Provisions for employee benefits	2,923	2,716
Other provisions	2,088	2,074
Deferred tax liabilities	112,252	109,794
Deferred income	13,477	10,634
Other liabilities	4,927	4,338
Total non-current liabilities	1,918,935	2,048,300
Current liabilities
Loans and borrowings	29,105	37,343
Lease liabilities	34,136	27,010
Trade and other payables	121,323	123,012
Accrued liabilities	30,489	38,645
Other financial liabilities	4,542	7,085
Other provisions	21,320	36,495
Contract liabilities	9,878	7,018
Current tax liabilities	108,627	83,332
Deferred income	0	2,680
Other current liabilities	15,336	15,961
Total current liabilities	374,756	378,581
Total liabilities	2,293,691	2,426,881
Total shareholders' equity and liabilities	€ 4,847,793	€ 4,827,470